STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		105 Months Ended	114 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2010	Jul. 31, 2011
OPERATING ACTIVITIES
Net Income (Loss)	$ (5,237,535)	$ (11,136,141)	$ (10,812,200)	$ 929,244	$ (27,372,116)	$ (32,609,651)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Non-cash charges to consultants and employees for options and stock	619,326	472,215	570,664	571,525	3,005,419	3,624,745
Amortization of deferred financing costs	0	0	0	0	260,000	260,000
Amortization of deferred expenses	(43,830)	169,344	212,952	61,456	274,408	230,578
Amortization of discount on Bridge Loans	455,619	528,989	550,040	123,846	673,886	1,129,505
Impairment of intangible assets	0	0	0	0	26,087	26,087
Non-cash interest expense	2,198,214	3,084,821	3,238,054	698,650	4,464,520	6,662,734
(Gain) Loss on change in value of warrants and embedded derivative	(7,134,709)	2,747,729	(445,576)	(5,845,229)	(4,648,573)	(11,783,282)
Warrant Expense	71,899	0	206,275	0	206,275	278,174
Value of penalty shares issued	0	0	0	0	149,276	149,276
Depreciation expense	28,406	28,771	38,528	36,648	167,266	195,672
Amortization expense of intangibles	99,274	69,794	100,420	74,508	462,352	561,626
Gain on note retirement	109,492	(77,018)	(123,963)	0	(1,656,440)	(1,546,948)
(Increase) in prepaid expenses	(12,352)	(19,540)	(2,066)	2,417	(38,510)	(50,864)
(Increase) decrease in grant receivable	244,479	0	(244,479)	0	(244,479)	0
(increase) in other current assets	(27,221)	0	(89,956)	0	(93,833)	(27,221)
Increase in deferred offering expenses	(23,500)					(23,500)
Increase in other assets	(140,222)	(45,824)				(234,053)
Increase in accounts payable	774,906	121,021	388,924	1,421,838	3,167,193	3,942,098
(Decrease) increase in accrued expenses	484,005	(11,745)	167,143	(109,540)	634,761	1,118,766
Increase in deferred rent	61,231	0				61,231
Increase (decrease) in interest payable	51,469	(171,200)	(178,700)	0	(160,409)	(108,940)
Net cash used in operating activities	(7,421,049)	(4,238,785)	(6,423,940)	(2,034,636)	(20,722,917)	(28,143,967)
INVESTING ACTIVITIES
Cash paid on acquisition of Great Expectations	0	0	0	0	(44,940)	(44,940)
Purchase of property and equipment	0	(11,369)	(12,436)	0	(150,093)	(150,093)
Cost of intangible assets	(239,019)	(672,220)	(854,773)	(308,749)	(2,619,382)	(2,858,401)
Net cash used in Investing Activities	(239,019)	(683,589)	(867,209)	(308,749)	(2,814,415)	(3,053,434)
FINANCING ACTIVITIES
Proceeds from convertible debenture	875,000	0	80,000	0	1,040,000	1,915,000
Cash paid for deferred financing costs	(25,000)	0	0	(299,493)	(559,493)	(584,493)
Payment on notes payable	(613,573)	(1,384,001)	(1,798,119)	(16,672)	(1,921,710)	(2,535,283)
Proceeds from notes payable	6,701,775	1,015,000	1,255,000	3,259,635	6,260,859	12,962,634
Net proceeds of issuance of Preferred Stock	1,342,672	4,487,827	7,032,827	0	7,267,827	8,610,499
Payment on cancellation of Warrants	0	0	0	0	(600,000)	(600,000)
Proceeds from exercise of Warrants	1,085,001	170,000	170,000	0	170,000	1,255,002
Net proceeds of issuance of Common Stock	0	0	0	0	11,988,230	11,988,230
Net cash provided by Financing Activities	9,365,875	4,288,826	6,739,708	2,943,469	23,645,713	33,011,589
Net increase (decrease) in cash	1,705,807	(633,548)	(551,441)	600,084	108,381	1,814,188
Cash at beginning of period	108,381	659,822	659,822	59,738	0	0
Cash at end of period	$ 1,814,188	$ 26,274	$ 108,381	$ 659,822	$ 108,381	$ 1,814,188